Other Income	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Income
1 7 .	Other income

Other income primarily comprised of gains recognized for the transfer to third parties of the exclusive cooperation rights of broadcasters and government grants which represent cash subsidies received from the PRC government by the Group entities. Government grants are originally recorded as deferred revenue when received upfront. After all of the conditions specified in the grants have been met, the grants are recognized as other income.